Fee and Commission Income and Expense - Services Rendered by the Bank and Its Subsidiaries and Correspond (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fees and income from services [abstract]
Fees and commissions from lines of credits and overdrafts	$ 2,571	$ 1,990	$ 1,553
Fees and commissions from guarantees and letters of credit	19,261	20,043	15,147
Fees and commissions from card services	70,292	58,359	75,574
Fees and commissions from accounts management	12,132	12,438	15,406
Fees and commissions from collections and payments	25,435	24,419	23,921
Fees and commissions from brokerage and securities management	9,407	9,365	9,844
Fees and commissions from asset management	21,944	23,086	25,845
Compensation for insurance brokerage	35,783	30,097	35,783
Investment banking and advisory fees	9,250	7,471	20,657
Fees and commissions from student loans ceded	5,649	5,639	5,735
Commissions on loan transactions	668	742	893
Commissions for mortgage loans	81	39	1,300
Other fees from services rendered	8,780	6,838	10,321
Other commissions earned	5,556	3,852	2,217
Totals	$ 226,809	$ 204,378	$ 244,196